Accounting Policies, by Policy (Policies)	6 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

The interim unaudited condensed consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

The unaudited condensed consolidated balance sheets as of September 30, 2023 and for the unaudited condensed consolidated statement of operations and comprehensive loss for the six months ended September 30, 2023 and 2022 have been prepared without audit, pursuant to the rules and regulations of the SEC and pursuant to Regulation S-X. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with U.S. GAAP, have been omitted pursuant to those rules and regulations. The unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the notes thereto, included in the Form 20-F for the fiscal year ended March 31, 2023, which was filed with the SEC on June 30, 2023.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s unaudited condensed consolidated financial statements for the year ended March 31, 2023. The results of operations for the six months ended September 30, 2023 and 2022 are not necessarily indicative of the results for the full years.

The unaudited condensed consolidated financial statements include the financial statements of parent company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U. S. requires the use of estimates and assumptions that affect both the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables arise from the business of dealing in futures or investment securities. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. The balance of receivables from broker-dealers and clearing organizations represents such receivables related to the Company’s customer trading activities and proprietary trading activities. As of September 30, 2023 and March 31, 2023, receivables from broker-dealers and clearing organizations consisted of the following:

	September 30, 2023	March 31, 2023
	(unaudited)
Receivables from broker-dealers and clearing organizations for futures customer accounts	$2,201,166	$1,779,923
Receivables from broker-dealers and clearing organizations for securities customer accounts	-	101,831
Receivables from broker-dealers and clearing organizations for securities proprietary trading	101,700	1,331,023
	$2,302,866	$3,212,777

Receivables from customers

Receivables from customers

Receivables from customers include i) the trading solution services fees and other amounts due from customers once the transactions have been executed and completed, and ii) the amount due from customers whose holdings of US stocks exceeded their deposits in the Company. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the futures brokerage service are included in futures brokerage commission, and revenues earned from trading solution services are included in trading solution services income.

On April 1, 2023, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets. The adoption of the guidance had no impact on the allowance for credit losses for accounts receivable.

Prior to the Company’s adoption of ASU 2016-13, receivables from customers are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the unaudited condensed consolidated statements of operations and comprehensive loss. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

After the adoption of ASU 2016-13, The Company maintains an allowance for credit losses and records the allowance for credit losses as an offset to receivables from customers and the estimated credit losses charged to the allowance is classified as operating expenses in the unaudited condensed consolidated statements of operations and comprehensive loss. The Company assesses collectability by reviewing receivables from customers on an individual basis because the Company had limited customers and each of them has difference characteristics, primarily based on business line and geographical area. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customers. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

For the six months ended September 30, 2023 and 2022, no allowance for doubtful accounts were recorded.

Investment in a joint venture

Investment in a joint venture

The Company accounts for the investment in a limited partnership in which the Company holds more than minor equity interest (3% - 5%) in accordance with ASC 970-323-25-6 under the equity method of accounting.

The Company applies the equity method to account for investment in a limited partnership and other investees, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and comprehensive income. The Company records its share of the results of the equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. No impairment of was recognized for the six months ended September 30, 2023 and 2022.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the six months ended September 30, 2023 and 2022.

Operating leases

Operating leases

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company leases its office from a third-party lessor since September 2021, before that the Company leased the same office from the Predecessor Parent Company, which is classified as an operating lease in accordance with Topic 842.

At the commencement date of the lease agreement between the Company and the third party lessor, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of September 30, 2023 and March 31, 2023.

The Company also elected the short-term lease recognition exemption and will not recognize right of use assets or lease liabilities for leases with a term less than 12 months.

Revenue Recognition

Revenue Recognition

a)	Revenue from Contracts with Customers

The Company early adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on April 1, 2018, using the modified retrospective approach. The adoption of this ASC 606 did not have a material impact on the Company’s consolidated financial statements. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information are not disclosed to the third party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service could not be cancelled once it’s executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as trading incentive to certain customer. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customer is accounted for as a variable consideration and determined based on most-likely amount method, which is recognized as a reduction of revenues. The Company did not offer the volume rebates offered during the six months ended September 30, 2023 and 2022, respectively.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through the internally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customer, which provides no incremental benefit to customer beyond permitting the access and use the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate per each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over the time.

Structured note subscription fees

The Company earns subscription service fees from customers by assisting customers to identify and subscribe for structured note products, which is calculated at a fixed percentage of investment amount. The Company identifies a single performance obligation for each subscription service, and recognizes subscription fee income when the customers successfully subscribe for the structure note products and underlying contract between the customer and financial institution becomes non-cancellable, which is the point in time when the control of service is completed. The Company recognizes revenue net of discount (if any) on a gross basis as the Company is determined to be the primary obligor in fulfilling the subscription services.

Other service revenues

The Company also provides other financial services including securities brokerage, consulting services, and currency exchange services, and earns securities brokerage commissions, consultancy fee income and other revenues, which are recognized when the service is rendered according to the relevant contracts. For the six months ended September 30, 2023 and 2022, other revenues accounted for 3.6% and 1.1% of total revenues from Contracts with Customers, respectively.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Six Months Ended September 30,
	2023	2022

Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$429,708	$449,699
Commission on futures broking from overseas Exchanges	1,901,015	2,189,873
	2,330,723	2,639,572
Trading solution service revenues	1,691,441	2,369,296
Other service revenues	239,503	56,778
Total comprehensive income	$4,261,667	$5,065,646
b)	Trading gains, interest income and other

Trading gains and losses along with interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the investment in US common stocks, which are included in Securities owned, at fair value. Interest and other income primarily consist of interests earned on bank deposit.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position as of September 30, 2023 and March 31, 2023.

Translation of foreign currencies

Translation of foreign currencies

The functional currency is U.S. dollar for the Company’s Cayman Island operations, Hong Kong dollar for Hong Kong subsidiaries’ operations, and Singapore dollar for Singapore subsidiaries’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2023	March 31, 2023
HKD exchange rate for balance sheet items, except for equity accounts	7.8308	7.8499
SGD exchange rate for balance sheet items, except for equity accounts	1.3656	1.3294
	For the Six Months Ended September 30,
	2023	2022
HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8317	7.8472
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3443	N/A

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets included securities owned, at fair value.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments. As of September 30, 2023 and March 31, 2023, and for the six months ended September 30, 2023 and 2022, there was no Level 2 assets owned.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value. As of September 30, 2023 and March 31, 2023, and for the six months ended September 30, 2023 and 2022, there was no Level 3 assets owned.

As of September 30, 2023 and March 31, 2023, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, securities owned, at fair value, and payables to customers. The carrying amount of cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, and payables to customers approximate their fair values because of the short-term nature of these instruments. Securities owned, at fair value as of September 30, 2023 and March 31, 2023, mainly consist of common stock investments and are based upon quoted market price.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. Consequently, the Company has determined that it has only one reportable operating segment.

Concentration

Concentration

For the six months ended September 30, 2023, 3  customers accounted for approximately 47%, 25% and 10%  of the total revenue, respectively. For the six months ended September 30, 2022, three customers accounted for approximately 31%, 23% and 10% of the total revenue, respectively.

For the six months ended September 30, 2023, 2 brokers accounted for approximately 71%, and 22%  of the total commission expenses, respectively. For the six months ended September 30, 2022, two brokers accounted for 74% and 25% the total commission expenses, respectively.

As of September 30, 2023, the payable balance due to 2 customers accounted for approximately 26%, and 22 %  of the total balance of payable to customers, respectively. As of March 31, 2023, the payable balance due to 2  customers accounted for approximately 27%, and 19%  of the total balance of payable to customers, respectively.